Insurance business - Net investment return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	$ 6,102	$ 8,370
Changes in fair value of underlying items of direct participating contracts	(5,805)	(7,995)
Effect of risk mitigation option	44	(35)
Interest accreted	(110)	(127)
Effect of changes in interest rates and other financial assumptions	(298)	(133)
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	0	(10)
Total net finance expense from insurance contracts	(6,169)	(8,300)
Amounts recognised in profit or loss	(5,978)	(7,809)	$ 13,799
Amounts recognised in OCI	(191)	(491)	2,393
Insurance finance income (expenses)	(67)	70
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	5,901	7,887	(13,831)
Interest income/(expense)	32,733	35,796	30,377
Contracts under the fair value approach	932	704
– fair value gains/(losses)	41	2,381	(9,618)
Gains (losses) on insurance investments	185	497
– expected credit (recoveries)/losses recognised in the income statement	(6)	59	$ 56
Insurance expected credit losses on reclassification	0	4
Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	5,917	7,877
Amounts recognised in profit or loss	5,917	7,877
Insurance finance income (expenses)	(61)	68
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	5,901	7,886
Gain (loss) from return on assets and liabilities supporting insurance policies	(5,685)	7,627
Gain (loss) from return on shareholders assets supporting insurance policies	216	259
Investment returns gains (losses) on underlying assets supporting insurance liabilities	5,685	7,627
Interest income/(expense)	235	257
Miscellaneous other operating income	3	7
Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	185	493
Insurance finance income (expenses)	(6)	2
Contracts under the fair value approach	185	497
Impairment loss recognised in other comprehensive income	(4)	0
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	5,829	8,156
Changes in fair value of underlying items of direct participating contracts	(5,805)	(7,995)
Effect of risk mitigation option	44	(35)
Interest accreted	0	0
Effect of changes in interest rates and other financial assumptions	0	(12)
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	0	0
Total net finance expense from insurance contracts	(5,761)	(8,042)
Amounts recognised in profit or loss	(5,570)	(7,551)
Amounts recognised in OCI	(191)	(491)
Insurance finance income (expenses)	68	114
Contracts under the fair value approach	715	508
Life direct participating and investment DPF contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	5,644	7,663
Insurance finance income (expenses)	74	112
Life direct participating and investment DPF contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	185	493
Insurance finance income (expenses)	(6)	2
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	273	214
Changes in fair value of underlying items of direct participating contracts	0	0
Effect of risk mitigation option	0	0
Interest accreted	(110)	(127)
Effect of changes in interest rates and other financial assumptions	(298)	(121)
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	0	(10)
Total net finance expense from insurance contracts	(408)	(258)
Amounts recognised in profit or loss	(408)	(258)
Amounts recognised in OCI	0	0
Insurance finance income (expenses)	(135)	(44)
Contracts under the fair value approach	217	196
Life other contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	273	214
Insurance finance income (expenses)	(135)	(44)
Life other contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	0	0
Insurance finance income (expenses)	$ 0	$ 0